Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of weighted average remaining lease terms and discount rate
December 31, 2019
weighted average remaining lease term (years)	2.3
weighted average discount rate	13%

Schedule of lease expense
Year ended December 31, 2019
Components of lease expense:
Operating lease cost	$29
Total lease expenses	$29

Schedule of supplemental cash flow

Year ended December 31, 2019
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$38

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$76

Schedule of maturities of operating lease liabilities
2020	$38
2021	$32
2022	$12
Total operating lease payments	$82
Less: imputed interest	$(7)
Present value of lease liability	$75